Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of accrued expenses and other current liabilities consisted
(in thousands)	March 31, 2023 (Unaudited)	December 31, 2022 (Audited)
Accrued vacation	$907	$829
Accrued compensation	940	624
Accrued interest	563	9
Accrued professional fees	2,103	2,502
Accrued warehouse and freight	195	143
Accrued other	343	275
Other current liabilities(1)	1,676	—
Accrued expenses and other current liabilities	$6,727	$4,382

(1)      Other current liabilities of $1.7M at March 31, 2023 are primarily related to the current portion of contingent shares liability related to the fSight acquisition. See “Note 12. Business Combinations”.

	December 31,
(in thousands)	2022	2021
Accrued vacation	$829	$671
Accrued compensation	624	291
Customer deposits	900	219
Accrued interest	9	33
Accrued professional fees	2,502	221
Accrued warehouse and freight	143	5
Accrued other	275	134
Accrued expenses and other current liabilities	$5,282	$1,574